Discontinued Operations - Summary of Net Loss from Discontinued Operations (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	$ 4,827.3	$ 4,283.8
Income before income taxes and discontinued operations	265.5	226.3
Net loss from discontinued operations		(123.9)
Discontinued operations [member] | Construction services group [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	9.7	884.4
Expenses	(10.8)	(953.8)
Impairment of goodwill		(53.0)
Income before income taxes and discontinued operations	(1.1)	(122.4)
Income taxes on operating activities	0.3	10.8
Loss from operating activities, net of income taxes	(0.8)	(111.6)
Gain on disposal of discontinued operations before income taxes	1.9	1.5
Income taxes on disposal of discontinued operations	(1.1)	(13.8)
Gain (Loss) on disposal of discontinued operations, net of income taxes	$ 0.8	(12.3)
Net loss from discontinued operations		$ (123.9)